Available-for-sale Financial Assets-noncurrent (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available-for-sale financial assets [Abstract]
Equity securities	$ 0	$ 4,348,134